SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
Disclosure Of Interest And Income Taxes Paid

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Interest paid	$161	$129	$399	$289
Income taxes paid	$15	$40	$281	$282

Disclosure Of Changes In Non-cash Working Capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed and consolidated statements of cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Accounts receivable	$(29)	$(15)	$48	$(25)
Accounts payable and other	165	80	(32)	(91)
Changes in non-cash working capital, net	$136	$65	$16	$(116)